Share-based payments - Equity settled, 2017 and 2013 Plans (Details)	12 Months Ended
Dec. 31, 2024 methodOfParticipation tranche peerGroupCompany performanceCriteria
Share-based payments
Percentage of actual annual cash bonus	60.00%
TSR Weighting percentage	50.00%
ROCE Weighting percentage	30.00%
Maximum
Share-based payments
ROCE Weighting percentage	250.00%
Sibanye Gold Limited2013 Share Plan
Share-based payments
Number of methods of participation | methodOfParticipation	2
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme)
Share-based payments
TSR Weighting percentage	70.00%
Number of peer-group companies | peerGroupCompany	8
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 0%
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 10%
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 20%
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 30%
Share-based payments
Vesting percentage	5.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 40%
Share-based payments
Vesting percentage	20.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 50%
Share-based payments
Vesting percentage	35.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 60%
Share-based payments
Vesting percentage	55.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 70%
Share-based payments
Vesting percentage	75.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 80%
Share-based payments
Vesting percentage	90.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 90%
Share-based payments
Vesting percentage	100.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | 100%
Share-based payments
Vesting percentage	100.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | ≤Ke
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 1%
Share-based payments
Vesting percentage	16.70%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 2%
Share-based payments
Vesting percentage	33.30%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 3%
Share-based payments
Vesting percentage	50.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 4%
Share-based payments
Vesting percentage	66.70%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 5%
Share-based payments
Vesting percentage	83.30%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | Ke + 6%
Share-based payments
Vesting percentage	100.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | ROCE Ke
Share-based payments
Vesting percentage	0.00%
Sibanye-Stillwater 2017 Share Plan (equity-settled scheme) | ROCE Ke | Maximum
Share-based payments
Vesting percentage	100.00%
Sibanye 2017 Share Plan - Bonus Shares
Share-based payments
Percent of bonus paid in shares	40.00%
Number of forfeitable share tranches | tranche	2
Vesting life of part one of share-based awards	9 months
Vesting period of second part of share award	18 months
Sibanye Stillwater 2017 Share Plan - Performance Shares
Share-based payments
Performance period	3 years
Number of performance criteria | performanceCriteria	2
Forfeiture percentage	20.00%